Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Parenthetical) (Detail) - USD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Warrant | Roiv Public Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities at fair value	$ 18.0
Warrant | Roiv Private Placement Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities at fair value	9.1
Roiv Earnout Shares [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non financial liabilities at fair value	9.2
Roiv Liability Instruments Measured At Fair Value [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities at fair value	$ 8.6	$ 5.5
Sumitomo Options [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities at fair value		$ 62.4